VOYA SENIOR INCOME FUND

Voya Senior Income Fund

(the “Fund”)

Supplement dated January 31, 2020

to Class A, Class C, Class I, Class T, and Class W

Common Shares Prospectus (the “Prospectus”)

dated June 28, 2019

Effective January 31, 2020, Charles LeMieux is added as a Portfolio Manager for the Fund. Effective January 31, 2020, the Fund’s Prospectus is hereby revised as follows:

The following paragraph is added in the sub-section entitled “Investment Management and Other Service Providers – Voya Investment Management Co. LLC – Portfolio Management” of the Fund’s Prospectus:

Charles LeMieux, CFA, Portfolio Manager and Senior Vice President of the Voya IM Senior Loan Group, since 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA SENIOR INCOME FUND

Voya Senior Income Fund

(the “Fund”)

Supplement dated January 31, 2020

to the Fund’s Class A, Class C, Class I, Class T, and Class W Common Shares

Statement of Additional Information ( the “SAI”)

dated June 28, 2019

Effective January 31, 2020, Charles LeMieux is added as a Portfolio Manager for the Fund. Effective January 31, 2020, the Fund’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management” in the Fund’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Charles LeMieux, CFA[1]	3	$2,462,317,870	0	$0	0	$0

1 As of December 31, 2019.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Charles LeMieux, CFA[1]	None

1 As of December 31, 2019.

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